Business overview (Details Narrative) - Binding arrangement agreement [member] - $ / shares	May 03, 2024	Dec. 14, 2023
IfrsStatementLineItems [Line Items]
Description of shares consolidation	Aeterna effected a 4:1 share consolidation of its then existing shares
[custom:DescriptionOfSharesOwned]		Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share purchase warrants price per share		$ 0.47698
Ceapro Inc [member]
IfrsStatementLineItems [Line Items]
Common share exchanged price per share		$ 0.02360